As filed with the Securities and Exchange Commission on August 21, 2018

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

SARATOGA INVESTMENT CORP.

(Exact Name of Registrant as Specified in Charter)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Offices)

(212) 906-7800

(Registrant’s Telephone Number, Including Area Code)

Christian L. Oberbeck

Chief Executive Officer

Saratoga Investment Corp.

535 Madison Avenue

New York, New York 10022

(Name and Address of Agent for Service)

COPIES TO:

Steven B. Boehm, Esq.

Harry S. Pangas, Esq.

Payam Siadatpour, Esq.

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Tel: (202) 383-0100

Fax: (202) 637-3593

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-216344.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Note	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Notes	$6,682,329	100%	$6,682,329	$831.95

(1)	Estimated solely for the purposes of determining the registration fee pursuant to Rule 457(a) under the Securities Act of 1933 (the “Securities Act”).
(2)	Includes notes that may be issued pursuant to the underwriters’ option to purchase additional notes.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Saratoga Investment Corp. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-216344), including the preliminary prospectus and the exhibits thereto, initially filed on February 28, 2018 and declared effective on March 13, 2017, as amended by pre-effective amendments thereto (the “Prior Registration Statement”).

EXHIBIT INDEX

(1)(4)	Opinion of Eversheds Sutherland (US) LLP, Counsel for Saratoga Investment Corp.*

*	Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, in the State of New York, on the 21st day of August 2018.

SARATOGA INVESTMENT CORP.

By:	/s/ CHRISTIAN L. OBERBECK
	Name:	Christian L. Oberbeck
	Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Christian L. Oberbeck	Chief Executive Officer and Director (Principal Executive Officer)	August 21, 2018
Christian L. Oberbeck

/s/ Henri J. Steenkamp	Chief Compliance Officer and Secretary (Principal Financial and Accounting Officer)	August 21, 2018
Henri J. Steenkamp

/s/ Michael J. Grisius	President and Director	August 21, 2018
Michael J. Grisius

/s/ Steven M. Looney	Director	August 21, 2018
Steven M. Looney

/s/ Charles S. Whitman III	Director	August 21, 2018
Charles S. Whitman III

/s/ G. Cabell Williams	Director	August 21, 2018
G. Cabell Williams